SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended									6 Months Ended		12 Months Ended
	May 07, 2018	Apr. 11, 2018	Jun. 27, 2018	Jun. 15, 2018	May 21, 2018	May 16, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Oct. 31, 2017
Common stock, issued								35,442,759				35,442,759		25,235,361	16,509,852
Proceeds from issuance of convertible promissory note												$ 441,100	$ 321,500	$ 1,258,500	$ 135,000
Accrued interest								$ 33,084				$ 33,084		$ 37,109
Convertible promissory note, interest rate								10.00%				10.00%		10.00%
Loan amount paid off								$ 973,465				$ 973,465		$ 1,328,265
Principal amount								$ 1,252,097				$ 1,252,097		$ 85,000
Consulting Agreement [Member]
Term of agreement									24 months
Subsequent Event [Member]
Common stock, issued								9,804,105				9,804,105
Accrued interest								$ 10,660				$ 10,660
Consultant receive compensation in common stock																400,000
Loan amount paid off											$ 25,000
Principal amount								$ 219,893				219,893
Debt conversion converted amount, fees												$ 1,200
Subsequent Event [Member] | Lender [Member]
Loan amount paid off											284,800
Subsequent Event [Member] | Lender Two [Member]
Loan amount paid off											20,000
Subsequent Event [Member] | GHS Investments LLC [Member]
Agreement, description

On April 11, 2018, we entered into an Equity Financing Agreement and Registration Rights with GHS Investments LLC. Although we are not mandated to sell shares under the Financing Agreement, the Financing Agreement gives us the option to sell to GHS, up to $4,000,000 worth of our common stock over the period ending twenty-four (24) months after the date this Registration Statement is deemed effective.

Subsequent Event [Member] | 10% convertible promissory note [Member]
Principal borrowings										$ 53,000
Conversion price description

The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to the lower of: (i) the closing sale price of the common stock on the trading day immediately on the issuance date, and (ii) 50% of either the lowest sale price for the common stock during the twenty (20) consecutive trading days including and immediately preceding the conversion date, or the closing bid price, whichever is lower

Convertible promissory note, interest rate										10.00%
Loan fees paid for notes payable										$ 2,650
Subsequent Event [Member] | 10% convertible promissory note [Member] | Minimum [Member]
Premium ranging										135.00%
Subsequent Event [Member] | 10% convertible promissory note [Member] | Maximum [Member]
Premium ranging										150.00%
Subsequent Event [Member] | 10% convertible promissory note [Member] | Amendment [Member]
Debt, due date					Jan. 24, 2019
Conversion price description

The note holder shall have the right to convert beginning on the date which is the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to $0.041 per share.

Convertible promissory note, interest rate					10.00%
Convertible promissory note conversion price					$ 0.041
Subsequent Event [Member] | Convertible notes [Member]
Warrants granted							400,000
Agreement, description							the Company agreed to grant 5 year 400,000 warrants to purchase the Company’s common stock in exchange for the forbearance from converting the notes into shares of common stock of the Company until October 1, 2018 unless an event of default as defined in the note agreements occurs or the Company’s stocks trades at a price less than $0.02 per share.
Term of warrants							5 years
Exercise price							$ 0.02
Subsequent Event [Member] | Convertible notes [Member] | GHS Investments LLC [Member]
Principal borrowings			$ 16,500
Proceeds from issuance of convertible promissory note			$ 16,500
Subsequent Event [Member] | 12% Convertible Promissory Note [Member]
Common stock conversion price											$ 17,690
Common stock, issued											846,667
Principal borrowings											$ 53,000
Accrued interest											$ 600
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date

Convertible promissory note, interest rate											12.00%
Loan fees paid for notes payable											$ 3,000
Principal amount											$ 3,300
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Minimum [Member]
Premium ranging											115.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Maximum [Member]
Premium ranging											140.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member]
Principal borrowings	$ 78,000			$ 78,000
Debt, due date	Feb. 15, 2019			Mar. 30, 2019
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 115% to 140% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note.

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest 2 trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 115% to 140% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note.

Convertible promissory note, interest rate	12.00%			12.00%
Original issuance cost and related loan fees for notes payable	$ 3,000			$ 3,000
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member] | Minimum [Member]
Premium ranging	115.00%			115.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member] | Maximum [Member]
Premium ranging	140.00%			140.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | JSJ Investment Inc [Member]
Principal borrowings						$ 85,000
Debt, due date						Mar. 29, 2019
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 50% of the lowest 20 trading days immediately preceding the conversion date. During the first 90 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 135% to 150% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note.

Convertible promissory note, interest rate						12.00%
Original issuance cost and related loan fees for notes payable						$ 8,000
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | JSJ Investment Inc [Member] | Minimum [Member]
Premium ranging						135.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | JSJ Investment Inc [Member] | Maximum [Member]
Premium ranging						150.00%
Subsequent Event [Member] | 8% Convertible Promissory Note [Member]
Principal borrowings										$ 55,000
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date.

Convertible promissory note, interest rate										8.00%
Loan fees paid for notes payable										$ 5,000
Subsequent Event [Member] | April 1, 2018 [Member]
Promissory note demand percentage								5.00%				5.00%
Subsequent Event [Member] | April 2018 and June 2018 [Member] | Consulting Agreement [Member]
Common stock shares issued for services								75,000
Term of agreement								24 months
Change in officers compensation per month								$ 25,000
Subsequent Event [Member] | April 2018 and June 2018 [Member] | CEO [Member] | Employment Agreement [Member]
Common stock shares issued for services								60,000
Subsequent Event [Member] | April 2018 and June 2018 [Member] | Three Directors [Member]
Common stock, issued								18,000				18,000
Subsequent Event [Member] | June 1, 2018 [Member] | 10% convertible promissory note [Member] | GS Capital Partners, LLC [Member]
Principal borrowings								$ 90,000				$ 90,000
Debt, due date								Jun. 01, 2019
Conversion price description

The note are unsecured and bears interest at the rate of 10% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 54% of the lowest trading price during the 18 prior trading days immediately preceding including the day of the conversion date. The Company does not have a right to prepay the note. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid.

Convertible promissory note, interest rate								10.00%				10.00%
Premium ranging								18.00%
Original issuance cost and related loan fees for notes payable								$ 7,000